BUSINESS COMBINATION (Details 7) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Galvacolor [Member]
IfrsStatementLineItems [Line Items]
Acquisition date	Nov. 18, 2025
Percentage acquired of the share capital	100.00%
Consideration transferred	R$ 291,013
Gramperfil [Member]
IfrsStatementLineItems [Line Items]
Acquisition date	Mar. 23, 2025
Percentage acquired of the share capital	90.00%
Consideration transferred	R$ 73,128
Globaldot [Member]
IfrsStatementLineItems [Line Items]
Acquisition date	May 12, 2025
Percentage acquired of the share capital	80.00%
Consideration transferred	R$ 50,891